Intangible assets - Cash-generating Units with Significant Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [line items]
Goodwill	£ 12,952.9	£ 13,214.3	£ 10,670.6
GroupM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,906.7	2,966.2
Kantar [member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,518.2	2,573.0
Wunderman [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,514.5	1,297.1
Y&R Advertising [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,091.8	1,140.3
Burson-Marsteller [member]
Disclosure of information for cash-generating units [line items]
Goodwill	557.6	590.3
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 4,364.1	£ 4,647.4